Concentration of Credit Risk (Details) - Schedule of Total Accounts Receivable	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Concentration of Credit Risk (Details) - Schedule of Total Accounts Receivable [Line Items]
Percentage of accounts receivable	15.00%	22.00%
Customer B [Member]
Concentration of Credit Risk (Details) - Schedule of Total Accounts Receivable [Line Items]
Percentage of accounts receivable	30.00%	35.00%